Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net [Abstract]
Depreciation expense	$ 109,900	$ 104,858	$ 4,687